Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Schedule of disaggregation of revenue	The following presents our earned revenue disaggregation for our five largest industry verticals:

Years Ended December 31 (millions)	2023	2022	2021
Tech and Games	$1,181	$1,148	$999
Communications and Media	645	580	537
eCommerce and FinTech	286	292	259
Healthcare	159	58	47
Banking, Financial Services and Insurance	150	159	97
All others(1)	287	231	255
	$2,708	$2,468	$2,194
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(1)All others includes, among others, travel and hospitality, energy and utilities, retail, and consumer packaged goods industry verticals.
The following table presents our earned revenue disaggregated by geographic region, based on location of our delivery centre or where service was provided, for the following periods:

Years Ended December 31 (millions)	2023	2022	2021
Europe	$821	$880	$921
North America	793	621	502
Asia-Pacific	631	591	455
Central America and others(1)	463	376	316
	$2,708	$2,468	$2,194